Securities, 424I - Securities, 424I: 1	Oct. 24, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Class B Common Stock, $0.0001 par value(1)
Fee Rate	0.00014%
Amount of Registration Fee	$ 59.45